Statements of Cash Flows	12 Months Ended
Jan. 31, 2019 USD ($)
Operating activities
Royalties received	$ 46,705,036
Interest received	248,667
Expenses paid	(1,457,039)
Net cash from operating activities	45,496,664
Investing activities
Maturities of U.S. Government securities	81,835,668
Sales of U.S. Government securities	99,740
Purchases of U.S. Government securities	(90,260,269)
Net cash used for investing activities	(8,324,861)
Financing activity
Distributions to unitholders	(36,604,828)
Net change in cash and cash equivalents	566,975
Cash and cash equivalents, beginning of period	314,835
Cash and cash equivalents, end of period	881,810
Reconciliation of net income to net cash from operating activities
Net income	45,559,044
Decrease (increase) in accrued income receivable	(382,969)
Decrease (increase) in contract asset	42,907
Decrease (increase) in prepaid expense	168
Increase (decrease) in accrued expenses	277,514
Net cash from operating activities	45,496,664
Non cash financing activity
Distributions declared and payable	$ 18,236,814